Segment information - Non-current assets by location (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of geographical areas [line items]
Property, plant and equipment and intangible assets	€ 170,943	€ 90,979	[1]	€ 26,769	[1]
Belgium
Disclosure of geographical areas [line items]
Property, plant and equipment and intangible assets	113,524	57,007	[1]	13,134	[1]
France
Disclosure of geographical areas [line items]
Property, plant and equipment and intangible assets	18,398	18,102	[1]	5,413	[1]
The Netherlands
Disclosure of geographical areas [line items]
Property, plant and equipment and intangible assets	28,210	7,951	[1]	3,947	[1]
Croatia
Disclosure of geographical areas [line items]
Property, plant and equipment and intangible assets	0	6,182	[1]	3,661	[1]
Switzerland
Disclosure of geographical areas [line items]
Property, plant and equipment and intangible assets	7,668	1,057	[1]	519	[1]
Spain
Disclosure of geographical areas [line items]
Property, plant and equipment and intangible assets	2,755	0		0
Other Countries [Member]
Disclosure of geographical areas [line items]
Property, plant and equipment and intangible assets	€ 388,000	€ 681,000	[1]	€ 95,000	[1]

[1]	In accordance with IFRS 8 we only present the total of the property, plant and equipment and intangible assets in this disclosure note. This is a change in presentation compared to the amounts that were published in the disclosure note for the years ended December 31, 2019 and December 31, 2018. We elected to adjust the historical consolidated financial information presented in this disclosure note to reflect this change in presentation.